Prepaid operating leases (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Prepaid Operating Leases

31.12.2018
RMB’000

Current	12,546
Non-current	354,546

Total	367,092

31.12.2018
RMB’000

Cost
At January 1 and December 31	529,577

Accumulated amortization
At January 1	149,761
Charge for the year	12,724

At December 31	162,485

Net carrying amount	367,092